File No. 333-171785

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

[X]	Registration Under the Securities Act of 1933

[ ]	Pre-Effective Amendment Number

[X]	Post-Effective Amendment Number 27

And/or

[X]	Registration Statement Under the Investment Company Act of 1940

[X]	Amendment No. 28

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Vice President and Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde
Willkie Farr & Gallagher LLP

1875 K Street, N.W.

Washington, DC 20006-1238

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]	on (Date) pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a) of Rule 485

[ ]	on (Date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 (File No. 333-171785) incorporates the Prospectus and Statement of Additional Information dated April 29, 2022, as previously supplemented, filed in Post-Effective Amendment No. 26 on April 29, 2022. This Post-Effective Amendment No. 27 consists only of a facing page, this explanatory note, a supplement to the Prospectus, and Part C of the Registration Statement on Form N-4.

ONcore Series of Variable Annuities

The Ohio National Life Insurance Company

Ohio National Variable Account A

Supplement dated October 14, 2022

To the Prospectuses and Updating Summary Prospectuses dated April 29, 2022

The following supplements and amends the prospectuses and updating summary prospectuses dated April 29, 2022, as previously supplemented. Please read this supplement in conjunction with your prospectus and updating summary prospectus and retain it for future reference. Capitalized terms used herein have the same definitions as in your prospectus and updating summary prospectus.

Appendix A – Funds Available Under the Contract

The Fidelity® VIP Contrafund® Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, and TOPS® Managed Risk Growth ETF Portfolio are no longer available investment options under the contract, and all references to these portfolios, and all information regarding such portfolios in Appendix A, are deleted.

Additionally, the following funds are added as available investment options:

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Allocation	ON iShares Managed Risk Moderate Growth Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.68%(e)	N/A	N/A	N/A
Allocation	ON iShares Managed Risk Growth Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.68%(e)	N/A	N/A	N/A

(e)	Estimated for the current fiscal year.

Also, the current expense information for the below investment option is amended to read as follows:

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Allocation	ON iShares Managed Risk Balanced Adviser: Ohio National Investments, Inc. Subadviser: BlackRock Investment Management, LLC	0.69%(e)	N/A	N/A	N/A

(e)	Estimated for the current fiscal year.

Ohio National Variable Account A

Form N-4

Part C

Other Information

Item 27. Exhibits

(a) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(No link available.)

(c)(1) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43513) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/0000950152-97-008910.txt)

(c)(2) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(No link available.)

(c)(3) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(No link available.)

(c)(4) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-effective Amendment No. 2 on April 16, 1998 (File no. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/0000950152-98-003301.txt)

(d)(1) Form of Deferred Variable Annuity Contract, Form 09-VA-1, was filed as Exhibit 99(4)(a) of the Registrant’s Form N-4 on January 20, 2011 (File no. 333-171785) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095012311004078/l41421aexv99w4wa.htm)

(d)(2) Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(g) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095015209003663/l35926exv99w4wg.htm)

(2)(3) Annual Step-Up Death Benefit Rider, Form 05-AMD-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156430) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095015209003662/l35904a1exv99w4wi.htm)

(d)(4) Guaranteed Principal Protection, Form 03-GPP-1, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095015209003663/l35926exv99w4wj.htm)

(d)(5) Form of Guaranteed Lifetime Withdrawal Benefit Rider, Form 11-GLW-1, was filed as Exhibit 99(4)(i) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on October 22, 2010 (333-156430) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095012310095218/l40887aexv99w4wi.htm)

(d)(6) Form of Guaranteed Lifetime Withdrawal Benefit Rider, Form 11-GLW-2, was filed as Exhibit 99(4)(j) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on October 22, 2010 (333-156430) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095012310095218/l40887aexv99w4wj.htm)

(d)(7) Form of Premium Protection Death Benefit (Single Life) Rider, Form 11-GPD-1, was filed as Exhibit 99(4)(k) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein

(https://www.sec.gov/Archives/edgar/data/73981/000095012310095218/l40887aexv99w4wk.htm)

(d)(8) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GPD-2, was filed as Exhibit 99(4)(l) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein

(https://www.sec.gov/Archives/edgar/data/73981/000095012310095218/l40887aexv99w4wl.htm)

(d)(9) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 11-GED-1, was filed as Exhibit 99(4)(m) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein

(https://www.sec.gov/Archives/edgar/data/73981/000095012310095218/l40887aexv99w4wm.htm)

(d)(10) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GED-2, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095012310095218/l40887aexv99w4wn.htm)

(d)(11) Form of Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form 12-GLW-1, was filed as Exhibit 99(4)(p) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994p.htm)

(d)(12) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 12-GLW-2, was filed as Exhibit 99(4)(q) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994q.htm)

(d)(13) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1, was filed as Exhibit 99(4)(r) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994r.htm)

(d)(14) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2, was filed as Exhibit 99(4)(s) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994s.htm)

(d)(15) Form of Deferral Credit for the Guaranteed Lifetime Withdrawal Benefit Rider, Form 12-DC-GLW-1, was filed as Exhibit 99(4)(t) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994t.htm)

(d)(16) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form 12-DCMAR-GLW-1, was filed as Exhibit 99(4)(u) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994u.htm)

(d)(17) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form 12-DCMAR-GLW-2, was filed as Exhibit 99(4)(v) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994v.htm)

(d)(18) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(w) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994w.htm)

(d)(19) Form of Guaranteed Principal Protection, Form 12-GPP-1, was filed as Exhibit 99(4)(x) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994x.htm)

(d)(20) Form of Premium Protection Death Benefit (Single Life) Rider, Form 12-GPD-1, was filed as Exhibit 99(4)(y) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994y.htm)

(d)(21) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 12-GPD-2, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994z.htm)

(d)(22) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 12-PPDP-1, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994aa.htm)

(d)(23) Form of Premium Protection Plus Death Benefit (Joint Life) Rider, Form 12-PPDP-2, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312511350247/d267645dex994bb.htm)

(d)(24) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1.10, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312512324841/d382498dex994z.htm)

(d)(25) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2.10, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312512324841/d382498dex994aa.htm)

(d)(26) Form of Guaranteed Principal Protection, Form 12-GPP-1.10, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312512324841/d382498dex994bb.htm)

(d)(27) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(cc) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312512324841/d382498dex994cc.htm)

(d)(28) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Single Life) Rider, Form 13-GLW-I.1, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 2 on April 26, 2013 (File No. 333-182250) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312513177784/d503040dex994n.htm)

(d)(29) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Joint Life) Rider, Form 13-GLW-I.2, was filed as Exhibit 99(4)(o) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 2 on April 26, 2013 (File No. 333-182250) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312513177784/d503040dex994o.htm)

(d)(30) Nursing Home Waiver, Form ICC16-NHW-1, was filed as Exhibit 99(4)(q) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312516562373/d267435dex994q.htm)

(d)(31) Fixed Accumulation Account Rider, Form ICC16-FAA-1, was filed as Exhibit 99(4)(r) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312516562373/d267435dex994r.htm)

(d)(32) Combo Death Benefit Rider, Form ICC16-CDB-1, was filed as Exhibit 99(4)(s) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312516562373/d267435dex994s.htm)

(d)(33) Variable Deferred Annuity Contract, Form ICC16-VA-1, was filed as Exhibit 99(4)(ff) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 20 on April 28, 2016 (File No. 333-164075) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312516562486/d267431dex994ff.htm)

(d)(34) Form of Gain Enhancement Benefit Rider, Form 02-ADB-2, was filed as Exhibit 99(4)(d) of the Registrant’s registration statement, Form N-4 Pre-Effective Amendment No. 1 on October 14, 2016 (File No. 333-212677) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312516738505/d252286dex994d.htm)

(d)(35) Form of Gain Enhancement Benefit Plus Rider, Form 02-ADB-1, was filed as Exhibit 99(4)(e) of the Registrant’s registration statement, Form N-4 Pre-Effective Amendment No. 1 on October 14, 2016 (File No. 333-212677) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312516738505/d252286dex994e.htm)

(d)(36) Form of Income Opportunity Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form ICC17-GLW-1, was filed as Exhibit 99(4)(v) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 14 on April 26, 2018 (File No. 333-182250) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312518132126/d528806dex994v.htm)

(d)(37) Form of Income Opportunity Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form ICC17-GLW-2, was filed as Exhibit 99(4)(w) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 14 on April 26, 2018 (File No. 333-182250) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312518132126/d528806dex994w.htm)

(e)(1) Variable Annuity Application, Form 4896, was filed as Exhibit 99(5)(a) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312514159829/d692397dex995a.htm)

(e)(2) Variable Annuity Application, Form ICC16-4900, was filed as Exhibit 99(5)(b) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 9 on April 28, 2016 (File No. 333-182250) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000119312516562373/d267435dex995b.htm)

(f)(1) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(No link available.)

(f)(2) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(No link available.)

(h)(1) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/0000950152-98-003161.txt)

(h)(2) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/0000950152-98-003161.txt)

(h)(3) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095015206003543/l17807aexv3wg.txt)

(h)(4) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095015206003543/l17807aexv3wh.txt)

(h)(5) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000095015206003543/l17807aexv3wi.txt)

(h)(6) Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/770291/000095015206003536/l17816aexv99whw4.txt)

(h)(7) Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/770291/000095015206003536/l17816aexv99whw5.txt)

(h)(8) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc., The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/770291/000095015206003536/l17816aexv99whw6.txt)

(k) Opinion of Counsel and consent to its use was filed as Exhibit 99(k) on the Registrant’s Form N-4, Post-Effective Amendment No. 26 on April 29, 2021 and is incorporated by reference herein.

(https://www.sec.gov/Archives/edgar/data/73981/000139834421008794/fp0064381_ex9927k.htm)

(10) Consents of KPMG LLP are filed herewith as Exhibit 99(10).

(24) Powers of Attorney filed herewith as Exhibit 99(24).

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Michael Akker 1211 6th Avenue, 30th Floor New York, NY 10036	Director
Anurag Chandra 1211 6th Avenue, 30th Floor New York, NY 10036	Director
Philippe Charette 1000 Place Jean-Paul-Riopelle Montreal, PQ H2ZB3	Director

Name and Principal Business Address	Position and Offices with Depositor
Julie S. Janson Duke Energy Corporation 550 South Tryon Street Mailcode DEC 48H Charlotte, NC 28202	Director
Greg Nielsen 5650 Yonge Street Toronto, Ontario M2M4H5	Director
Chak Raghunathan 500 Frank W. Burr Boulevard 4th Floor Teaneck, NJ 07666	Director
J. Michael Schlotman 7 Eastwind Hilton Head, SC 29928	Director
Barbara A. Turner*	Director, President & Chief Executive Officer
David A. Azzarito 550 West Cypress Creek Road Suite 370 Fort Lauderdale, FL 33309	Senior Vice President, Latin America
Andrea Baker*	Vice President, Audit Services
Jose Berrios 550 West Cypress Creek Road Suite 370 Fort Lauderdale, FL 33309	Vice President, Regional Actuary, Latin America
G. Timothy Biggs*	Vice President, Mortgages & Real Estate
Jeffery A. Bley*	Senior Vice President, Annuity Distribution and Sales
R. Todd Brockman*	Vice President, Mutual Fund Operations
Richard J. Brooks*	Vice President & Counsel
Steve Chaney*	Vice President, Corporate Services
Ryan Chen*	Vice President, Corporate Actuarial Financial Reporting
Rocky Coppola*	Senior Vice President & Chief Financial Officer
Matt Davis*	Vice President, Shared Services
Lori Dashewich*	Vice President & Controller
Scott E. Durkee*	Vice President, Flight Operations, President, ON Flight
J. Keith Dwyer*	Vice President and Chief Compliance Officer, Funds
Christopher Finger*	Vice President, Financial Reporting

Name and Principal Business Address	Position and Offices with Depositor
Ramon Galanes*	Vice President, LATAM Actuary
Paul J. Gerard*	Senior Vice President & Chief Investment Officer
Robert K. Gongwer*	Vice President, Taxes
Heather Gordon*	Vice President, Annuity Actuarial, Valuation Actuary and Appointed Actuary
Marc Andrew Hargis*	Vice President, Investment Accounting
Jill S. Hartmann*	Vice President, Marketing and Communications
Danielle D. Ivory*	Senior Vice President, Operations
Brenda L. Kalb*	Vice President, Private Placements
Karl H. Kreunen*	Vice President, Life Product Marketing
Carolyn J. Krisko*	Vice President, Finance Innovation
Lori A. Landrum*	Senior Vice President & Assistant General Counsel
David G. Marlow*	Vice President, Annuity Inforce Management & Support
David Mauldin*	Vice President, Project and Vendor Management
William McCaster*	Vice President & Chief Information Security Officer
Therese S. McDonough*	Senior Vice President & Corporate Secretary
Patrick H. McEvoy*	Senior Vice President, Life Distribution and Sales
Michael J. McGreevy*	Vice President, Information Technology, Enterprise Infrastructure and Architecture
Megan Meyer	Assistant Secretary
Tiffany Mucci*	Assistant Tax Officer
Traci Nelson*	Senior Vice President, IT Business Information Systems
Carlos Paiva 550 West Cypress Creek Road Suite 370 Fort Lauderdale, FL 33309	Vice President, LATAM Regional Counsel & Compliance Officer
Doris L. Paul*	Vice President & Treasurer
Michelle Pittman*	Vice President, In-force Operations
Kimberly A. Plante*	Vice President and Counsel, Assistant Secretary
William C. Price*	Executive Vice President & General Counsel, Assistant Secretary

Name and Principal Business Address	Position and Offices with Depositor
Gary R. Rodmaker*	Senior Vice President, Fixed Income Securities
Therese R. Rothenberger*	Divisional Vice President, Southeast Division
David Shaver*	Vice President, Life Product Management and Illustration Actuary
Scott N. Shepherd*	Senior Vice President and Chief Risk Officer
Michael J. Slattery*	Senior Vice President, Information Technology
Christopher A. Smith*	Senior Vice President, Strategic Initiatives & Business Optimization
Joao “John” Soares*	Vice President, DI Product Actuary
David E. Spaulding*	Vice President, Financial Reporting
Alex Stultz*	Vice President, Operations
David Szeremet*	Vice President, Advance Marketing
Andrew J. VanHoy*	Vice President, ONESCO Compliance
Joel G. Varland*	Vice President, Corporate Actuarial
Gwen Vaught*	Vice President, Underwriting
Nicholas A. Vision*	Tax Officer
Steven A. Wabnitz*	Vice President & Medical Director
Jeff Weisman*	Vice President, Structured Products
Nancy M. Westbrock*	Vice President, ONESCO Operations
Corey Wilkosz*	Vice President, Life Actuarial and Illustration Actuary
Michelle Wilson*	Vice President, Human Resources

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is an indirect subsidiary of Constellation Insurance GP LLC. An organization chart for Constellation Insurance GP LLC is set forth below.

Constellation Insurance GP LLC, a Delaware holding company, owns 100% of the voting securities of ONLH Holdings GP LLC, a Delaware intermediate holding company.

ONLH Holdings GP LLC owns 100% of the voting securities of ONLH Holdings LP, a Delaware limited partnership.

ONLH Holdings LP owns 60% of the voting securities of Ohio National Holdings, Inc., an Ohio intermediate holding company.

Ohio National Holdings, Inc., owns 100% of the voting securities of Ohio National Financial Services, Inc., an Ohio intermediate holding company.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company (insurance company)	Ohio	100%
ONFlight, Inc. (aviation)	Ohio	100%
Financial Way Realty, Inc. (realty company)	Ohio	100%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, SMLLC (technology company)	Delaware	100%
Princeton Captive Re, Inc. (captive reinsurance company)	Ohio	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation (insurance company)	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	New York	100%
Sunrise Captive Re, LLC (captive reinsurance company)	Ohio	100%
ON Foreign Holdings, LLC (holding company)	Delaware	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of ON Overseas Holdings B.V., a holding company organized under the laws of Netherlands, (2) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil and (3) 0.02% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Overseas Holdings B.V. owns 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of the Netherlands.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, LLC, a holding company organized under the laws of Delaware, (2) 99.98% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil and (4) 7.90% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns (1) 92.1% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 30. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 31. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Barbara A. Turner	Director
Jeffery A. Bley	Director, President
Patrick H. McEvoy	Director, Vice President Life Distribution and Sales
Robert K. Gongwer	Vice President & Tax Officer
Andrew J. VanHoy	Vice President, Compliance
Teresa R. Cooper	Treasurer & Comptroller
Kimberly A. Plante	Secretary
Timothy A. Abbott	Assistant Secretary
Nicholas A. Vision	Tax Officer
Rose Droesch	Assistant Tax Officer
Tiffany Mucci	Assistant Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$3,773,680	None	None	None

Item 32. Location of Accounts and Records

This information is included in the most recent report on form N-CEN.

Item 33. Management Services

Not applicable.

Item 34. Fee Representation

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

Undertakings

Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

 Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 14th day of October, 2022.

Ohio National Variable Account A
(Registrant)
By:	The Ohio National Life Insurance Company
(Depositor)

By:	/s/ Kimberly A. Plante
Kimberly A. Plante, Vice President & Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 14th day of October, 2022.

The Ohio National Life Insurance Company
(Depositor)

By:	/s/ Kimberly A. Plante
Kimberly A. Plante, Vice President & Counsel

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Barbara A. Turner	Director, President, Chief Executive Officer (Principal Executive Officer)	October 14, 2022
Barbara A. Turner

*/s/ Michael Akker	Director	October 14, 2022
Michael Akker

*/s/ Anurag Chandra	Director	October 14, 2022
Anurag Chandra

	Director	October 14, 2022
Philippe Charette

*/s/ Julie Janson	Director	October 14, 2022
Julie Janson

	Director	October 14, 2022
Greg Nielsen

*/s/ Chak Raghunathan	Director	October 14, 2022
Chak Raghunathan

*/s/ Rocky Coppola	Senior Vice President and Chief Financial Officer (Principal Financial Officer)	October 14, 2022
Rocky Coppola

*/s/ J. Michael Schlotman	Director	October 14, 2022
J. Michael Schlotman

*/s/ Lori Dashewich	Vice President and Controller (Principal	October 14, 2022
Lori Dashewich	Accounting Officer)

*By: /s/ Kimberly A. Plante
Kimberly A. Plante, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(10)	Consents of KPMG LLP
99(24)	Powers of Attorney